Deposits (Deposits outstanding by type) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deposits, by Type [Abstract]
Checking	$ 495,467,035	$ 372,070,032
Money Market	366,065,262	291,067,575
Savings	97,068,740	74,433,571
Total	958,601,037	737,571,178
Certificate Accounts	157,361,926	180,525,057
Total Deposits	1,115,962,963	918,096,235
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest-bearing Domestic Deposit, Brokered	$ 10,000,000	$ 16,000,000
Weighted Average Rate Domestic Deposit, Brokered	0.26%	0.37%
Interest Bearing Domestic Deposit Maturities, Brokered, Next Twelve Months	$ 4,000,000
Time Deposits, $100,000 or More	90,600,000	$ 106,800,000
Overdrafts reclassified to loans	68,000
Time deposits, $250,000 or more	$ 39,400,000	$ 49,600,000
Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.00%	0.00%
Interest Rate Domestic Deposit, Money Market	0.00%	0.10%
Interest Rate Domestic Deposit, Savings	0.00%	0.00%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.00%	0.00%
Interest Rate Domestic Deposit, Time Deposits	0.05%	0.04%
Interest Rate Domestic Deposit	0.00%	0.00%
Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.20%	0.20%
Interest Rate Domestic Deposit, Money Market	0.50%	0.17%
Interest Rate Domestic Deposit, Savings	0.10%	0.10%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.50%	0.20%
Interest Rate Domestic Deposit, Time Deposits	2.00%	2.52%
Interest Rate Domestic Deposit	2.00%	2.52%
1.00 – 1.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 12,292,837	$ 46,619,682
1.00 – 1.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.00%
1.00 – 1.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.99%
2.00 – 2.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 4,814,916	11,193,432
2.00 – 2.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.00%
2.00 – 2.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.99%
3.00 – 3.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.00%
3.00 – 3.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.99%
0.00% - 0.99% [Member]
Deposits, by Type [Abstract]
Certificate Accounts	$ 140,254,173
Interest Rate range 4 [Member]
Deposits, by Type [Abstract]
Certificate Accounts		$ 122,711,943